Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Revising for shares and pricing
Entity Registrant Name	Nocera, Inc.
Entity Central Index Key	0001756180
Entity Tax Identification Number	16-1626611
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3F (Building B)
Entity Address, Address Line Two	No. 185, Sec. 1
Entity Address, Address Line Three	Datong Rd., Xizhi Dist.
Entity Address, City or Town	New Taipei City
Entity Address, Postal Zip Code	221
Country Region	886
City Area Code	910
Local Phone Number	163-358
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	May 19, 2022